Liabilities in Respect of IIA Grants (Schedule of israeli innovation authority grants) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of israeli innovation authority grants [Abstract]
Balance as of January 1	$ 7,566	$ 8,105
Royalties	(190)	(407)
Amounts carried to Profit or Loss	427	(132)
Balance as of December 31	7,803	7,566
Current maturities	(126)	(121)
Long term liabilities in respect of IIA grants	$ 7,677	$ 7,445